Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 85% Portfolio

September 30, 2020

VF85-QTLY-1120
1.837323.114

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 89.1%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	122,729	$892,242
Fidelity Contrafund (a)	602,684	10,052,775
Fidelity Emerging Asia Fund (a)	29,526	1,835,618
Fidelity Emerging Markets Discovery Fund (a)	73,030	1,024,612
Fidelity Emerging Markets Fund (a)	169,712	6,695,134
Fidelity Equity-Income Fund (a)	289,287	15,985,992
Fidelity Europe Fund (a)	149,536	5,529,825
Fidelity Global Commodity Stock Fund (a)	176,609	1,926,807
Fidelity Gold Portfolio (a)	396,720	12,877,525
Fidelity International Capital Appreciation Fund (a)	510,568	12,820,358
Fidelity International Discovery Fund (a)	259,595	12,372,301
Fidelity International Enhanced Index Fund (a)	1,152,453	10,360,548
Fidelity International Small Cap Fund (a)	234,153	5,996,649
Fidelity International Small Cap Opportunities Fund (a)	296,230	6,330,430
Fidelity International Value Fund (a)	1,081,999	7,779,571
Fidelity Japan Fund (a)	394,464	6,985,957
Fidelity Japan Smaller Companies Fund (a)	484,565	8,305,437
Fidelity Large Cap Value Enhanced Index Fund (a)	811,548	9,949,579
Fidelity Low-Priced Stock Fund (a)	427,560	18,453,469
Fidelity Overseas Fund (a)	1,027,646	54,886,595
Fidelity Pacific Basin Fund (a)	146,386	5,802,745
Fidelity Real Estate Investment Portfolio (a)	20,702	783,774
Fidelity Stock Selector All Cap Fund (a)	5,388,299	278,359,511
Fidelity U.S. Low Volatility Equity Fund (a)	1,601,037	16,266,534
Fidelity Value Discovery Fund (a)	355,946	9,745,809
TOTAL EQUITY FUNDS
(Cost $456,449,537)		522,019,797

Fixed-Income Funds - 10.4%
Fidelity High Income Fund (a)	782,139	6,585,607
Fidelity Inflation-Protected Bond Index Fund (a)	2,162,402	23,743,176
Fidelity New Markets Income Fund (a)	370,187	5,297,370
Fidelity U.S. Bond Index Fund (a)	2,045,768	25,653,928
TOTAL FIXED-INCOME FUNDS
(Cost $56,041,334)		61,280,081

Money Market Funds - 0.0%
Fidelity Cash Central Fund 0.10% (b)
(Cost $274,412)	274,358	274,413
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.11% 11/12/20 to 12/24/20 (c)
(Cost $3,039,506)	3,040,000	3,039,501
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $515,804,789)		586,613,792
NET OTHER ASSETS (LIABILITIES) - 0.0%		(273,737)
NET ASSETS - 100%		$586,340,055

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	160	Dec. 2020	$14,825,600	$(291,263)	$(291,263)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	80	Dec. 2020	13,408,000	(87,530)	(87,530)
TOTAL FUTURES CONTRACTS					$(378,793)

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

The notional amount of futures sold as a percentage of Net Assets is 2.3%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,684,542.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,896
Total	$33,896

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$1,022,335	$--	$--	$--	$--	$(130,093)	$892,242
Fidelity Contrafund	12,817,014	632,836	5,697,925	90,890	807,804	1,493,046	10,052,775
Fidelity Emerging Asia Fund	1,835,875	33,494	530,211	--	23,111	473,349	1,835,618
Fidelity Emerging Markets Discovery Fund	2,048,755	55,974	875,169	--	(160,674)	(44,274)	1,024,612
Fidelity Emerging Markets Fund	9,739,835	235,772	3,692,456	--	(83,323)	495,306	6,695,134
Fidelity Equity-Income Fund	13,133,858	5,542,020	1,542,281	146,347	(128,939)	(1,018,666)	15,985,992
Fidelity Europe Fund	6,470,857	797,222	1,590,596	--	(254,908)	107,250	5,529,825
Fidelity Global Commodity Stock Fund	3,624,269	198,257	1,359,783	--	(213,198)	(322,738)	1,926,807
Fidelity Gold Portfolio	9,121,384	1,886,461	1,022,675	61,741	17,314	2,875,041	12,877,525
Fidelity High Income Fund	--	6,592,985	541,380	133,328	16,092	517,910	6,585,607
Fidelity Inflation-Protected Bond Index Fund	4,364,655	20,951,339	2,647,070	24,509	29,075	1,045,177	23,743,176
Fidelity International Capital Appreciation Fund	4,167,722	7,580,156	829,304	--	7,493	1,894,291	12,820,358
Fidelity International Discovery Fund	12,382,452	1,468,159	1,872,578	--	(160,008)	554,276	12,372,301
Fidelity International Enhanced Index Fund	12,707,672	1,551,371	2,665,615	--	(451,458)	(781,422)	10,360,548
Fidelity International Small Cap Fund	6,676,483	866,329	885,223	--	(111,502)	(549,438)	5,996,649
Fidelity International Small Cap Opportunities Fund	6,490,555	853,904	1,105,726	--	(83,128)	174,825	6,330,430
Fidelity International Value Fund	9,826,822	1,151,303	1,644,691	--	(376,985)	(1,176,878)	7,779,571
Fidelity Japan Fund	7,352,688	3,430,751	4,728,148	--	376,288	554,378	6,985,957
Fidelity Japan Smaller Companies Fund	11,400,061	--	2,867,058	--	(545,099)	317,533	8,305,437
Fidelity Large Cap Value Enhanced Index Fund	8,037,110	3,718,749	970,739	--	(92,355)	(743,186)	9,949,579
Fidelity Long-Term Treasury Bond Index Fund	8,405,881	467,026	10,500,275	119,106	2,196,558	(569,190)	--
Fidelity Low-Priced Stock Fund	11,925,022	9,965,996	1,713,330	881,545	(160,267)	(1,563,952)	18,453,469
Fidelity Mega Cap Stock Fund	19,642,259	502,168	16,472,923	--	(5,149,045)	1,477,541	--
Fidelity New Markets Income Fund	--	5,014,218	349,050	114,579	16,298	615,904	5,297,370
Fidelity Overseas Fund	62,170,629	7,794,079	15,216,146	--	(788,410)	926,443	54,886,595
Fidelity Pacific Basin Fund	3,648,910	1,759,309	435,375	--	737	829,164	5,802,745
Fidelity Real Estate Investment Portfolio	5,230,414	185,828	3,368,219	25,618	(1,111,477)	(152,772)	783,774
Fidelity Stock Selector All Cap Fund	286,115,059	17,242,940	44,166,137	--	(771,198)	19,938,847	278,359,511
Fidelity U.S. Bond Index Fund	32,621,317	13,046,176	21,414,297	443,237	878,488	522,244	25,653,928
Fidelity U.S. Low Volatility Equity Fund	--	16,018,034	1,061,897	5,037	45,313	1,265,084	16,266,534
Fidelity Value Discovery Fund	6,198,738	5,029,599	916,535	63,831	(77,571)	(488,422)	9,745,809
	579,178,631	134,572,455	152,682,812	2,109,768	(6,304,974)	28,536,578	583,299,878

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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